Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents.
Bank balances and cash in hand	$ 499,301	$ 187,125
Demand deposits	1,043,999	383,289
Total cash and cash equivalents	$ 1,543,300	$ 570,414	$ 182,786	$ 186,291